Reserves	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Reserves
26.	Reserves

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Statutory reserve
Statutory general reserve (ii)
At January 1	272,515	273,438	43,202
Transfer from retained earnings	923	1,882	297

At December 31	273,438	275,320	43,499

General surplus reserve (iii)
At January 1 and December 31	25,706	25,706	4,061

Total	299,144	301,026	47,560

Note:

(i)

In accordance with the relevant regulations in the PRC, Yuchai and its subsidiaries are required to provide certain statutory reserves which are designated for specific purposes based on the net income reported in the PRC General Accepted Accounting Principles financial statements. The reserves are not distributable in the form of cash dividends.

(ii)

In accordance with the relevant regulations in the PRC, a 10% appropriation to the statutory general reserve based on the net income reported in the PRC financial statements is required until the balance reaches 50% of the authorized share capital of Yuchai and its subsidiaries. Statutory general reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the authorized share capital.

(iii)

General surplus reserve is appropriated in accordance with Yuchai’s Articles and resolution of the board of directors. General surplus reserve may be used to offset accumulated losses or increase the registered capital.

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Other components of equity
Foreign currency translation reserve (i)	(43,959)	(82,939)	(13,104)
Performance shares reserve (ii)	20,839	19,758	3,122
Reserve of asset classified as held for sale	22,720	—	—
(Premium paid for)/discount on acquisition of non- controlling interests	(11,160)	(11,541)	(1,823)

Total	(11,560)	(74,722)	(11,805)

(i)	Foreign currency translation reserve

The foreign currency translation reserve represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(ii)	Performance shares reserve

The performance shares reserve comprises the cumulative value of employee services received for the issue of share options. The amount in the reserve is retained when the option is expired.